Income Taxes - Provision for Income Tax Recovery/Expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Effective Income Tax Rate Reconciliation, Amount [Abstract]
Comprehensive loss	$ (80,204)	$ (34,742)
Expected income tax expense at Canadian statutory income tax rate of 26.51% (2017 - 26.51%)	(21,269)	(9,211)
Permanent differences	16,057	13,015
Share issuance costs	(8,051)	(4,502)
Stock-based compensation benefits	(3,132)	(4,722)
State tax losses	(659)	(4,875)
Other items	(88)	367
Foreign tax rate differential	1,726	711
Increase in valuation allowance	15,416	9,217
Provision for income tax (recovery) expense	$ 0	$ 0
Canada Revenue Agency
Operating Loss Carryforwards [Line Items]
Canadian statutory income tax rate	26.51%	26.51%